UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1100 Berkshire Blvd.
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Senior Vice President
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          November 3, 2000

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   110

Form 13F information Table Value Total:   $301,718



List of Other Included Managers:


FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share(c) None
                                                                  in Instr.  Other
ABBOTT LABS        COM   002824100          919   19,330                                        19330
AGILENT TECHNOL.   COM   00846U101          346    7,055                                         7055
AIR PRODUCTS       COM   009158106          217    6,030                                         6030
AMERICAN EXPRESS   COM   025816109          279    4,599                                         4599
AMERICAN GENERAL   COM   026351106          624    8,000                                         8000
AMERICAN HOME PRO  COM   026609107         3047   53,864                                        53864
AMERICAN INTL      COM   026874107         4795   50,112                                        50112
AMGEN              COM   031162100          388    5,550                                         5550
ANHEUSER BUSCH     COM   035229103         3762   88,900                                        88900
ATMI, INC.         COM   00207R101          473   20,250                                        20250
AUTOMATIC DATA     COM   053015103         7600  113,650                                       113650
BANKAMERICA        COM   060505104          213    4,065                                         4065
BANK OF NEW YORK   COM   064057102         2749   49,028                                        49028
BAXTER INTL        COM   071813109          575    7,209                                         7209
BECTON DICKINSON   COM   075887109         1352   51,125                                        51125
BELL MICROPROD.    COM   078137106         5854  187,324                                       132324             55,000
BELL SOUTH         COM   079860102          293    7,276                                         7276
BEST FOODS         COM   08658U101          764   10,500                                        10500
BPA AMOCO          COM   055622104         1129   21,302                                        21302
BRISTOL MYERS      COM   110122108         4637   81,174                                        81174
CALIF MICRO DEVIC  COM   130439102          672   48,000                                            0             48,000
CARPENTER TECH     COM   144285103         1620   55,619                                        15619             40,000
CEDAR FAIR L.P     COM   150185106          365   19,800                                        19800
CHATTEM            COM   162456107         1554  162,535                                        88035             74,500
CHEVRON            COM   166751107          214    2,513                                         2513
CHUBB              COM   171232101          240    3,030                                         3030
CISCO SYSTEMS      COM   17275R102          236    4,280                                         4280
CITIGROUP          COM   172967101          298    5,520                                         5520
CLOROX CO          COM   189054109          692   17,500                                        17500
COLGATE PALMOLIVE  COM   194162103         1298   27,497                                        27497
CREE RESEARCH      COM   225447101         1049    9,020                                           20              9,000
CONAGRA            COM   205887102         1054   52,550                                        52550

  COLUMN TOTALS                           49308

    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share(c) None
                                                                  in Instr.  Other
COCA COLA          COM   191216100          797   14,450                                        14450
DAKTRONICS         COM   234264109         4476  331,575                                       231575            100,000
DOVER CORP         COM   260003108         2760   58,800                                        58800
DUKE ENERGY        COM   264399106          465    5,426                                         5426
DU PONT            COM   263534109          256    6,172                                         6172
EDGE PETROLEUM     COM   279862106         1804  444,101                                       380101             64,000
EMC CORP           COM   268648102          317    3,200                                         3200
EMERSON ELECTRIC   COM   291011104         1242   18,544                                        18544
FIRST UNION        COM   337358105         4074  126,564                                       126564
GARDEN FRESH       COM   365235100         1629  156,100                                        62100             94,000
GENERAL ELECTRIC   COM   369604103        16064  278,458                                       278458
GENTEX             COM   371901109         4546  181,825                                       135325             46,500
GILLETTE           COM   375766102          339   10,984                                        10984
GLAXO HOLDINGS     COM   37733W105          398    6,580                                         6580
W W GRAINGER       COM   384802104          798   30,310                                        30310
H J HEINZ          COM   423074103         1236   33,361                                        33361
HERSHEY FOODS      COM   427866108          769   14,200                                        14200
HEWLETT PACKARD    COM   429236103         2517   25,950                                        25950
IBM                COM   459200101         1310   11,640                                        11640
INTEL              COM   458140100         3765   90,576                                        90576
JOHNSON & JOHNSON  COM   478160104          339    3,611                                         3611
JPM COMPANY        COM   465933109         1190  218,850                                       158850             60,000
KENSEY NASH        COM   490057106         4797  369,000                                       319000             50,000
KIMBERLY CLARK     COM   494368103         4498   80,594                                        80594
LILLY, ELI         COM   532457108         4819   59,400                                        59400
LITHIA MOTORS      COM   536797103         3448  284,350                                       199650             84,700

  COLUMN TOTALS                           68653


    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share(c) None
                                                                  in Instr.  Other
LUCENT TECH        COM   549463107         1202   39,337                                        39337
MCDONALDS CORP     COM   580135101          223    7,400                                         7400
MEADE INSTRUMENT   COM   583062104        11901  589,500                                       505500             84,000
MEASUREMENT SPEC.  COM   583421102         4316   89,450                                        30050             59,400
MEDTRONIC          COM   585055106         2800   54,050                                        54050
McGRAW HILL        COM   580645109         1991   31,316                                        31316
MELLON BANK        COM   58551A108         6968  150,250                                       150250
MERCK              COM   589331107         4098   55,058                                        55058
MICROS             COM   594901100          429   28,490                                         1490             27,000
MICROSOFT          COM   594918104         4277   70,906                                        70906
 J P MORGAN        COM   616880100          522    3,194                                         3194
NCI BUILDING       COM   628852105         2165  148,020                                        76520             71,500
NEWELL CO          COM   651192106         1664   72,950                                        72950
OCCIDENTAL PETROL  COM   674599105          257   11,800                                        11800
OMNICOM            COM   681919106         4281   58,700                                        58700
PARKWAY PROP       COM   70159Q104         4711  154,443                                       105543             48,900
PENN NATL GAMING   COM   707569109         7324  481,259                                       356259            125,000
PEPSICO            COM   713448108         1351   29,371                                        29371
PERF. FOOD GROUP   COM   713755106         6614  175,800                                       123900             51,900
PFIZER             COM   717081103          353    7,860                                         7860
PLANTRONICS        COM   727493108         3283   86,400                                        51600             34,800
PROCTOR & GAMBLE   COM   742718109         2969   44,311                                        44311
POMEROY COMPUTER   COM   731822102         5838  308,275                                       247275             61,000

  COLUMN TOTALS                           79537
    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share(c) None
                                                                  in Instr.  Other
PNC BANC CORP      COM   693475105          718   11,073                                        11073
PHARMACIA  CORP    COM   71713U102         6940  115,311                                       115311
Q-LOGIC            COM   747277101        22032  250,366                                       226566             23,800
RICHARDSON ELEC.   COM   763165107         5312  317,160                                       233360             83,800
ROCK OF AGES       COM   772632105          564  102,500                                        39500             63,000
ROYAL DUTCH        COM   780257705          324    5,400                                         5400
SBC COMMUNICATION  COM   78387G103         3648   72,966                                        72966
SCHERING PLOUGH    COM   806605101         4829  103,854                                       103854
SARA LEE           COM   803111103         1920   94,528                                        94528
SCHLUMBERGER       COM   806857108         1056   12,830                                        12830
SIPEX              COM   829909100         7063  167,905                                       129905             38,000
SMITHKLINE BEECHA  COM   832378301          203    2,960                                         2960
STATE ST CORP      COM   857473102         2080   16,000                                        16000
SERVICEMASTER      COM   817615107          168   17,023                                        17023
STORAGE USA        COM   861907103         1327   43,512                                        43512
STRYKER CORP       COM   863667101          421    9,800                                         9800
SYSCO CORP         COM   871829107         3549   76,630                                        76630
A T & T CORP.      COM   001957109         1438   48,938                                        48938
TEXACO             COM   881694103          281    5,358                                         5358
TREX CO.           COM   89531P105         3620  119,425                                        89425             30,000
TYCO INT'L         COM   902124106        10256  197,704                                       197704
UNITED TECHNOLOGI  COM   913017109         1634   23,600                                        23600
UNIROYAL TECH      COM   909163107         1848  123,200                                        85200             38,000
UNIVERSAL ELECT.   COM   913483103         1330   55,000                                            0             55,000
VERIZON            COM   92343V104         1861   38,413                                        38413
WALGREEN           COM   931422109         4898  129,100                                       129100
WILLIAMS COS       COM   969457100         1187   28,103                                        28103
EXXON MOBIL        COM   30231G102         8309   93,227                                        93227
DENTSPLY INTL      COM   249030107         5404  154,690                                       154690
  COLUMN TOTALS                          104220
   FINAL TOTAL                         $301,718



